Property, plant and equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4,049,000	$ 4,556,000
Additions	$ 847,000
Real-estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		5,006,000
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 397,000